DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 Value ESG ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 8.2%
AT&T, Inc.	3,185	$50,100
Charter Communications, Inc., Class A*	47	15,329
Comcast Corp., Class A	1,880	73,978
Electronic Arts, Inc.	37	4,736
Fox Corp., Class A	133	4,150
Fox Corp., Class B	62	1,811
Interpublic Group of Cos., Inc.	174	6,471
Live Nation Entertainment, Inc.*	64	5,116
Match Group, Inc.*	125	4,313
Netflix, Inc.*	199	78,651
News Corp., Class A	171	3,131
News Corp., Class B	53	979
Omnicom Group, Inc.	91	8,025
Paramount Global, Class B (a)	226	3,438
Verizon Communications, Inc.	1,877	66,878
Walt Disney Co.*	816	71,775
Warner Bros Discovery, Inc.*	987	11,133

(Cost $401,435)		410,014

Consumer Discretionary - 12.3%
Amazon.com, Inc.*	2,151	259,368
Aptiv PLC*	121	10,658
Best Buy Co., Inc.	88	6,395
BorgWarner, Inc.	105	4,655
Caesars Entertainment, Inc.*	96	3,937
Carnival Corp.*	448	5,031
Darden Restaurants, Inc.	54	8,560
eBay, Inc.	242	10,295
Etsy, Inc.*	24	1,945
General Motors Co.	623	20,191
Hasbro, Inc.	58	3,442
Hilton Worldwide Holdings, Inc.	62	8,439
Home Depot, Inc.	214	60,658
Las Vegas Sands Corp.*	147	8,104
Lowe’s Cos., Inc.	84	16,895
Marriott International, Inc., Class A	59	9,900
McDonald’s Corp.	124	35,354
MGM Resorts International	141	5,540
Mohawk Industries, Inc.*	24	2,209
Newell Brands, Inc.	168	1,396
NIKE, Inc., Class B	557	58,630
Norwegian Cruise Line Holdings Ltd.*	188	2,792
PulteGroup, Inc.	101	6,674
Ralph Lauren Corp.	19	2,020
Royal Caribbean Cruises Ltd.*	98	7,935
Starbucks Corp.	252	24,605
Tapestry, Inc.	105	4,202
TJX Cos., Inc.	186	14,283
VF Corp.	148	2,548
Whirlpool Corp.	24	3,103
Yum! Brands, Inc.	45	5,791

(Cost $585,234)		615,555

Consumer Staples - 7.7%
Archer-Daniels-Midland Co.	125	8,831
Brown-Forman Corp., Class B	37	2,286
Bunge Ltd.	39	3,613
Campbell Soup Co.	37	1,870
Coca-Cola Co.	609	36,333
Colgate-Palmolive Co.	168	12,496
Conagra Brands, Inc.	213	7,427
Constellation Brands, Inc., Class A	32	7,775
Estee Lauder Cos., Inc., Class A	104	19,139
General Mills, Inc.	84	7,070
Hormel Foods Corp.	42	1,607
J M Smucker Co.	48	7,036
Kellogg Co.	51	3,405
Keurig Dr Pepper, Inc.	190	5,913
Kraft Heinz Co.	356	13,606
Kroger Co.	291	13,191
McCormick & Co., Inc.	55	4,715
Molson Coors Beverage Co., Class B	84	5,195
Mondelez International, Inc., Class A	280	20,555
Procter & Gamble Co.	474	67,545
Target Corp.	206	26,972
Tyson Foods, Inc., Class A	128	6,482
Walgreens Boots Alliance, Inc.	320	9,718
Walmart, Inc.	627	92,088

(Cost $397,488)		384,868

Energy - 1.6%
Baker Hughes Co.	450	12,262
Halliburton Co.	404	11,575
Kinder Morgan, Inc.	884	14,241
Marathon Petroleum Corp.	105	11,016
Phillips 66	208	19,055
Schlumberger NV	298	12,763

(Cost $93,900)		80,912

Financials - 19.2%
Aflac, Inc.	250	16,052
Allstate Corp.	118	12,797
American Express Co.	136	21,564
American International Group, Inc.	332	17,540
Arthur J Gallagher & Co.	34	6,811
Assurant, Inc.	24	2,880
Bank of America Corp.	3,119	86,677
Bank of New York Mellon Corp.	329	13,226
BlackRock, Inc.	67	44,056
Capital One Financial Corp.	170	17,716
Cboe Global Markets, Inc.	16	2,119
Charles Schwab Corp.	279	14,700
Chubb Ltd.	80	14,864
Citigroup, Inc.	866	38,381

CME Group, Inc.	161	28,779
Discover Financial Services	50	5,137
FactSet Research Systems, Inc.	7	2,694
Fidelity National Information Services, Inc.	265	14,461
Fifth Third Bancorp	305	7,402
Fiserv, Inc.*	88	9,873
Franklin Resources, Inc.	127	3,049
Global Payments, Inc.	118	11,527
Globe Life, Inc.	14	1,444
Goldman Sachs Group, Inc.	151	48,909
Hartford Financial Services Group, Inc.	141	9,661
Intercontinental Exchange, Inc.	250	26,487
Invesco Ltd.	203	2,919
JPMorgan Chase & Co.	1,311	177,916
Lincoln National Corp.	80	1,674
M&T Bank Corp.	76	9,056
MarketAxess Holdings, Inc.	9	2,452
MetLife, Inc.	295	14,617
Moody’s Corp.	37	11,725
Morgan Stanley	584	47,748
MSCI, Inc.	15	7,058
Nasdaq, Inc.	55	3,044
Northern Trust Corp.	93	6,689
PayPal Holdings, Inc.*	506	31,367
PNC Financial Services Group, Inc.	179	20,734
Principal Financial Group, Inc.	40	2,618
Prudential Financial, Inc.	160	12,590
Regions Financial Corp.	417	7,202
S&P Global, Inc.	147	54,012
State Street Corp.	156	10,611
Synchrony Financial	195	6,037
T. Rowe Price Group, Inc.	100	10,716
Travelers Cos., Inc.	48	8,124
Truist Financial Corp.	593	18,069
Willis Towers Watson PLC	48	10,505

(Cost $1,053,344)		956,289

Health Care - 8.8%
Abbott Laboratories	374	38,148
Agilent Technologies, Inc.	53	6,131
AmerisourceBergen Corp.	72	12,251
Baxter International, Inc.	226	9,203
Becton Dickinson and Co.	127	30,704
Biogen, Inc.*	34	10,078
Bio-Rad Laboratories, Inc., Class A*	10	3,733
Bio-Techne Corp.	37	3,026
Boston Scientific Corp.*	301	15,495
Cardinal Health, Inc.	115	9,465
Catalent, Inc.*	80	2,978
Centene Corp.*	246	15,353
Cigna Group	68	16,824
CVS Health Corp.	574	39,049
DaVita, Inc.*	24	2,248
Edwards Lifesciences Corp.*	276	23,247
Henry Schein, Inc.*	61	4,508
Humana, Inc.	20	10,037
IDEXX Laboratories, Inc.*	19	8,831
Illumina, Inc.*	70	13,766
IQVIA Holdings, Inc.*	43	8,467
Medtronic PLC	594	49,159
Mettler-Toledo International, Inc.*	3	3,966
Organon & Co.	114	2,210
Quest Diagnostics, Inc.	17	2,255
Stryker Corp.	151	41,613
Teleflex, Inc.	21	4,930
Viatris, Inc.	542	4,959
Zimmer Biomet Holdings, Inc.	94	11,970
Zoetis, Inc.	208	33,906

(Cost $467,764)		438,510

Industrials - 10.1%
Alaska Air Group, Inc.*	57	2,561
American Airlines Group, Inc.*	291	4,301
Broadridge Financial Solutions, Inc.	27	3,961
C.H. Robinson Worldwide, Inc.	24	2,269
Carrier Global Corp.	373	15,256
Caterpillar, Inc.	93	19,135
Cintas Corp.	16	7,554
CSX Corp.	489	14,998
Cummins, Inc.	31	6,337
Dover Corp.	62	8,266
Eaton Corp. PLC	178	31,310
Emerson Electric Co.	255	19,808
Fortive Corp.	158	10,287
Generac Holdings, Inc.*	28	3,050
General Electric Co.	487	49,445
IDEX Corp.	14	2,788
Illinois Tool Works, Inc.	61	13,343
Ingersoll Rand, Inc.	181	10,255
Johnson Controls International PLC	307	18,328
Nordson Corp.	24	5,230
Norfolk Southern Corp.	102	21,234
Otis Worldwide Corp.	185	14,709
PACCAR, Inc.	233	16,026
Parker-Hannifin Corp.	57	18,265
Paychex, Inc.	62	6,506
Pentair PLC	74	4,105
Republic Services, Inc.	41	5,807
Robert Half International, Inc.	48	3,121
Rockwell Automation, Inc.	51	14,209
Stanley Black & Decker, Inc.	66	4,948
Trane Technologies PLC	102	16,649
Union Pacific Corp.	137	26,375
United Parcel Service, Inc., Class B	326	54,442
United Rentals, Inc.	31	10,348

Verisk Analytics, Inc.	38	8,326
Waste Management, Inc.	68	11,011
Westinghouse Air Brake Technologies Corp.	81	7,503
Xylem, Inc.	105	10,521

(Cost $491,785)		502,587

Information Technology - 20.1%
Adobe, Inc.*	108	45,121
Advanced Micro Devices, Inc.*	331	39,127
Akamai Technologies, Inc.*	70	6,448
Analog Devices, Inc.	120	21,323
Autodesk, Inc.*	43	8,574
Cisco Systems, Inc.	1,836	91,194
Corning, Inc.	340	10,475
Gen Digital, Inc.	119	2,087
Hewlett Packard Enterprise Co.	573	8,263
HP, Inc.	386	11,217
Intel Corp.	1,849	58,132
Intuit, Inc.	59	24,728
Keysight Technologies, Inc.*	37	5,987
Microchip Technology, Inc.	125	9,407
Micron Technology, Inc.	488	33,282
Microsoft Corp.	1,397	458,761
Motorola Solutions, Inc.	34	9,585
NXP Semiconductors NV	47	8,418
Salesforce, Inc.*	447	99,851
TE Connectivity Ltd.	141	17,270
Teradyne, Inc.	35	3,507
Texas Instruments, Inc.	150	26,082
Tyler Technologies, Inc.*	10	3,970

(Cost $904,400)		1,002,809

Materials - 3.1%
Amcor PLC	664	6,401
Ball Corp.	140	7,162
Corteva, Inc.	99	5,296
Dow, Inc.	315	15,366
Ecolab, Inc.	111	18,321
International Flavors & Fragrances, Inc.	114	8,811
Linde PLC	86	30,415
LyondellBasell Industries NV, Class A	113	9,666
Newmont Corp.	355	14,395
PPG Industries, Inc.	105	13,785
Sherwin-Williams Co.	105	23,917
Westrock Co.	114	3,193

(Cost $155,673)		156,728

Real Estate - 4.9%
Alexandria Real Estate Equities, Inc. REIT	70	7,942
American Tower Corp. REIT	98	18,075
AvalonBay Communities, Inc. REIT	63	10,961
Boston Properties, Inc. REIT	64	3,115
CBRE Group, Inc., Class A*	141	10,564
Digital Realty Trust, Inc. REIT	128	13,115
Equinix, Inc. REIT	41	30,567
Equity Residential REIT	152	9,241
Essex Property Trust, Inc. REIT	29	6,266
Extra Space Storage, Inc. REIT	30	4,328
Federal Realty Investment Trust REIT	33	2,911
Healthpeak Properties, Inc. REIT	244	4,870
Host Hotels & Resorts, Inc. REIT	320	5,312
Iron Mountain, Inc. REIT	52	2,778
Kimco Realty Corp. REIT	276	5,073
Prologis, Inc. REIT	412	51,315
Regency Centers Corp. REIT	69	3,883
SBA Communications Corp. REIT	21	4,657
Simon Property Group, Inc. REIT	146	15,352
UDR, Inc. REIT	138	5,474
Ventas, Inc. REIT	179	7,722
Welltower, Inc. REIT	211	15,743
Weyerhaeuser Co. REIT	141	4,041

(Cost $247,051)		243,305

Utilities - 3.4%
American Water Works Co., Inc.	86	12,423
CenterPoint Energy, Inc.	281	7,927
Constellation Energy Corp.	146	12,267
Edison International	171	11,546
Entergy Corp.	91	8,936
Eversource Energy	156	10,800
Exelon Corp.	444	17,605
NextEra Energy, Inc.	888	65,232
Public Service Enterprise Group, Inc.	223	13,324
Sempra Energy	56	8,038

(Cost $172,031)		168,098

TOTAL COMMON STOCKS (Cost $4,970,105)		4,959,675

EXCHANGE-TRADED FUNDS - 0.4%
SPDR Portfolio S&P 500 Value ETF
(Cost $22,171)	550	22,357

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $178)	178	178

TOTAL INVESTMENTS - 99.8% (Cost $4,992,454)		$4,982,210
Other assets and liabilities, net - 0.2%		7,724

NET ASSETS - 100.0%		$4,989,934

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 11/9/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.03% (b)(c)
—	—	0 (d)	—	—	3	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
—	95,441	(95,263)	—	—	60	—	178	178

—	95,441	(95,263)	—	—	63	—	178	178

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $3,255, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,462.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,959,675	$—	$—	$4,959,675
Exchange-Traded Funds	22,357	—	—	22,357
Short-Term Investments (a)	178	—	—	178

TOTAL	$4,982,210	$—	$—	$4,982,210

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPV-PH3

R-089711-1 (5/24) DBX005195 (5/24)